Directors and Key Management Personnel Emoluments (Tables)	12 Months Ended
Feb. 29, 2024
Directors and Key Management Personnel Emoluments [Abstract]
Schedule of Key Management Personnel Compensation	Key management personnel compensation comprised the following:
	Year ended February 29/28
Figures in Rand thousands	2024	2023	2022

Short-term employee benefits	18,094	16,557	13,109
Post-employment benefits	430	378	276
	18,524	16,935	13,385